Loans and Allowance for Credit Losses - Summary of Post-modification Balance of TDRs listed by Type of Modification (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post modification balance of TDRs	$ 12,590	$ 798	$ 4,239
Principal and interest deferred
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post modification balance of TDRs	3,353	0	422
Extended maturity and interest only/principal deferred
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post modification balance of TDRs	2,997	0	427
Covenant modification
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post modification balance of TDRs	2,418	0	0
Interest only/principal deferred
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post modification balance of TDRs	1,499	0	1,305
Adjusted interest rate and extended maturity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post modification balance of TDRs	1,088	0	0
Extended maturity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post modification balance of TDRs	1,011	200	35
Court-ordered concession
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post modification balance of TDRs	0	396	1,995
Other
Financing Receivable, Troubled Debt Restructuring [Line Items]
Post modification balance of TDRs	$ 224	$ 202	$ 55